Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 164,083,044	$ 87,240,420	$ 89,622,156
Volume (KG)	129,993,532	84,185,002	50,794,463
Average price (in Dollars per share) | $ / shares	$ 1.26	$ 1.04	$ 1.76
Percentage of revenue	100.00%	100.00%	100.00%
Argentine squid [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 49,127,035
Volume (KG)	15,279,655
Average price (in Dollars per share) | $ / shares	$ 3.22
Percentage of revenue	29.90%
Indian Ocean squid [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 22,394,010	$ 33,968,115	$ 35,502,599
Volume (KG)	22,920,501	41,608,084	32,028,789
Average price (in Dollars per share) | $ / shares	$ 0.98	$ 0.82	$ 1.11
Percentage of revenue	13.60%	38.90%	39.60%
South American white shrimp [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 18,121,563
Volume (KG)	3,523,536
Average price (in Dollars per share) | $ / shares	$ 5.14
Percentage of revenue	11.00%
Sardines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 17,975,661	$ 4,296,979
Volume (KG)	40,425,215	11,399,554
Average price (in Dollars per share) | $ / shares	$ 0.44	$ 0.38
Percentage of revenue	11.00%	4.90%
Peru squid [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 16,877,775	$ 14,709,193
Volume (KG)	12,698,146	10,700,911
Average price (in Dollars per share) | $ / shares	$ 1.33	$ 1.37
Percentage of revenue	10.30%	16.90%
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $	$ 39,587,000	$ 21,667,672	$ 18,564,480
Volume (KG)	35,146,479	11,939,367	6,433,891
Average price (in Dollars per share) | $ / shares	$ 1.13	$ 1.81	$ 2.89
Percentage of revenue	24.20%	24.90%	20.70%
Chub mackerel [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $		$ 6,453,289
Volume (KG)		7,084,126
Average price (in Dollars per share) | $ / shares		$ 0.91
Percentage of revenue		7.40%
Cuttle Fish [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $		$ 6,145,172	$ 10,921,686
Volume (KG)		1,452,960	2,173,027
Average price (in Dollars per share) | $ / shares		$ 4.23	$ 5.03
Percentage of revenue		7.00%	12.20%
Ribbon Fish [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $			$ 12,236,897
Volume (KG)			3,622,444
Average price (in Dollars per share) | $ / shares			$ 3.38
Percentage of revenue			13.70%
Peru Squid(Whole) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $			$ 7,512,216
Volume (KG)			4,234,436
Average price (in Dollars per share) | $ / shares			$ 1.77
Percentage of revenue			8.40%
Croaker Fish [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenues [Line Items]
Revenue (in Dollars) | $			$ 4,884,278
Volume (KG)			2,301,876
Average price (in Dollars per share) | $ / shares			$ 2.12
Percentage of revenue			5.40%